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                       AIM INTERNATIONAL CORE EQUITY FUND

              (SERIES PORTFOLIO OF AIM INTERNATIONAL MUTUAL FUNDS)

                       Supplement B dated March 31, 2006
       to the Statement of Additional Information dated February 28, 2006 as supplemented March 31, 2006


The following information replaces in its entirety the third paragraph appearing under the heading "GENERAL INFORMATION ABOUT THE TRUST -- SHARES OF BENEFICIAL INTEREST" in the Statement of Additional Information:

         "The Fund offers the following separate classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class.

         The Institutional Class shares of the Fund are intended for use by certain eligible institutional investors, including the following:

         o banks and trust companies acting in a fiduciary or similar capacity;

         o    bank and trust company common and collective trust funds;

         o    banks and trust companies investing for their own account;

         o entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies);

         o    retirement plans;

         o platform sponsors with which A I M Distributors, Inc. ("AIM Distributors") has entered into an agreement;

         o    proprietary asset allocation funds; and

         o    A I M Management Group Inc. and its affiliates."


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                          INSTITUTIONAL CLASS SHARES OF

                          AIM INTERNATIONAL GROWTH FUND

              (SERIES PORTFOLIO OF AIM INTERNATIONAL MUTUAL FUNDS)

                       Supplement B dated March 31, 2006
       to the Statement of Additional Information dated February 28, 2006 as supplemented March 31, 2006


The following information is added after the last bullet point appearing under the heading "GENERAL INFORMATION ABOUT THE TRUST -- SHARES OF BENEFICIAL INTEREST" in the Statement of Additional Information:


     "o  A I M Management Group Inc. and its affiliates."